Leases - Schedule of Leases Recognized in Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets	RM 480,114	$ 107,420	RM 236,272	RM 74,661
Interest on lease liabilities	253,389	56,693	124,157	4,711
Property [Member]
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets	480,114	$ 107,420	211,384
Farm [Member]
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets			RM 24,888	RM 74,661